Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
General and Administrative Expenses
Salaries, directors' fees and related benefits	$ 2,933	$ 2,547
Share-based compensation	1,558	1,742
Professional fees	1,444	634
Regulatory fees	230	197
Investor and public relations	1,003	1,174
Office and administration	580	646
Depreciation	122	130
Total General and Administration Expenses	7,870	7,070
Other Expenses (Income)
Finance costs - net	1,532	2,381
Loss/(gain) on foreign exchange	12	(3)
Loss on debenture modification	2,004	4,109
Loss on land exchange		553
Gain on disposal of property, plant & equipment	(383)
(Gain)/loss on financial asset fair value	(264)	971
Asset impairment	47,168
Other income	(36)	(38)
Total Other Expenses	50,033	7,973
Loss for the Period	57,903	15,043
Items that may be subsequently reclassified to profit or loss:
Total Comprehensive Loss for the Period - Net of Tax	$ 57,903	$ 15,043
Basic and Diluted Loss per Share	$ 0.09	$ 0.05
Weighted Average Number of Shares - basis and diluted	672,091,052	320,495,981